Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 2,390	$ 6,266	$ 6,940
Charged to costs and expenses		963
Deductions-describe	[1]		3,876	674
Balance at end of period		3,353	2,390	6,266
Allowance for uncollectible notes receivable
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		227	437	585
Deductions-describe	[1]	227	210	148
Balance at end of period			227	437
Inventory valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		143,961	134,862	130,584
Charged to costs and expenses		36,878	38,488	33,782
Charged to other accounts-describe	[2]	5,158		118
Deductions-describe	[3]	26,827	29,389	29,622
Balance at end of period		$ 159,170	$ 143,961	$ 134,862

[1]	Write off of uncollectible accounts and change in estimates.
[2]	Application of reserve policy to acquired inventories.
[3]	Sale of reserved inventory and divestitures.